Pension schemes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit and Defined Contribution Schemes

The pension expense in total, including amounts in relation to the UK and US defined benefit schemes, and defined contribution schemes, recognised within the income statement consists of:

	2018 £m	2017 £m	2016 £m
Defined benefit pension expense (net of settlement and past service credits in 2018)	47	4	36
Defined contribution pension expense	95	91	75
Total	142	95	111

Schedule of Defined Benefit Pension Schemes

£135m (2017: £95m; 2016: £111m) of the total pension cost is recognised within operating profit. In 2018 a past service cost was recognised to account for the impact of GMP equalisation in the UK. In 2017 settlement and past service credits primarily relate to changes to the UK scheme.

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2018			2017			2016
	UK £m	US £m	Total £m	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Service cost	27	9	36	33	14	47	27	14	41
Settlement and past service credits	11	–	11	(42)	(1)	(43)	–	(5)	(5)
Defined benefit pension expense	38	9	47	(9)	13	4	27	9	36
Net interest on net defined benefit obligation	6	3	9	10	5	15	9	5	14
Net defined benefit pension expense	44	12	56	1	18	19	36	14	50

Summary of Defined Benefit Pension Expense

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

AS AT 31 DECEMBER	2018		2017		2016
	UK	US	UK	US	UK	US
Discount rate	2.85%	4.20%	2.60%	3.55%	2.65%	4.00%
Inflation	3.15%	2.50%	3.15%	2.50%	3.25%	2.50%

Summary of Average Life Expectancy Assumptions

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2018	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	88	88
Member currently aged 45 years	87	87	90	89

Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2018			2017
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Defined benefit obligation
At start of year	(3,854)	(1,075)	(4,929)	(3,883)	(1,120)	(5,003)
Service cost	(27)	(9)	(36)	(33)	(14)	(47)
Past service credits	(11)	–	(11)	42	1	43
Interest on pension scheme liabilities	(98)	(38)	(136)	(101)	(42)	(143)
Actuarial gain/(loss) on financial assumptions	91	85	176	45	(61)	(16)
Actuarial gain/(loss) arising from experience assumptions	4	2	6	(39)	1	(38)
Contributions by employees	(8)	–	(8)	(8)	–	(8)
Benefits paid	131	56	187	123	60	183
Exchange translation differences	–	(61)	(61)	–	100	100
At end of year	(3,772)	(1,040)	(4,812)	(3,854)	(1,075)	(4,929)

Fair value of scheme assets
At start of year	3,589	1,012	4,601	3,390	977	4,367
Interest income on plan assets	92	35	127	91	37	128
Return on assets excluding amounts included in interest income	(184)	(89)	(273)	181	106	287
Contributions by employer	39	7	46	42	43	85
Contributions by employees	8	–	8	8	–	8
Benefits paid	(131)	(56)	(187)	(123)	(60)	(183)
Exchange translation differences	–	57	57	–	(91)	(91)
At end of year	3,413	966	4,379	3,589	1,012	4,601

Opening net deficit	(265)	(63)	(328)	(493)	(143)	(636)
Service cost	(27)	(9)	(36)	(33)	(14)	(47)
Net interest on net defined benefit obligation	(6)	(3)	(9)	(10)	(5)	(15)
Settlement and past service credits	(11)	–	(11)	42	1	43
Contributions by employer	39	7	46	42	43	85
Actuarial (losses)/gains	(89)	(2)	(91)	187	46	233
Exchange translation differences	–	(4)	(4)	–	9	9
Overall net pension obligation	(359)	(74)	(433)	(265)	(63)	(328)

Summary of Net Pension Obligations and Net Pension Assets

A net pension asset has been recognised in relation to the US funded scheme after considering the guidance in IAS 19 Employee Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2018 £m	2017 £m
Net pension asset	6	22
Net pension obligation	(439)	(350)
Overall net pension obligation	(433)	(328)

Amounts Recognised in Statement of Comprehensive Income

Amounts recognised in the statement of comprehensive income are set out below:

	2018 £m	2017 £m	2016 £m
Gains and losses arising during the year:
Experience gains/(losses) on scheme liabilities	6	(38)	25
Experience (losses)/gains on scheme assets	(273)	287	548
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	242	(102)	(873)
– inflation	-	69	(96)
– other actuarial assumptions	(66)	17	134
	(91)	233	(262)
Net cumulative losses at start of year	(613)	(846)	(584)
Net cumulative losses at end of year	(704)	(613)	(846)

Summary of Fair Value of Scheme Assets

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2018			2017
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Equities	1,128	115	1,243	1,252	143	1,395
Government bonds	1,224	224	1,448	1,395	221	1,616
Corporate bonds	–	607	607	–	622	622
Property funds and ground leases	723	–	723	620	–	620
Structured debt and direct lending	290	–	290	253	–	253
Cash and cash equivalents	26	4	30	46	18	64
Other	22	16	38	23	8	31
Total	3,413	966	4,379	3,589	1,012	4,601

Sensitivity Analysis of Actuarial Assumptions	In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:

£m
Increase/decrease of 0.25% in discount rate:	207
Increase/decrease of 0.25% in the expected inflation rate:	94
Increase/decrease of one year in assumed life expectancy:	177